Goodwill - Reconciliation of Goodwill (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		$ 120,971
Impairment losses	$ (2,500)		$ (2,500)
Hyperinflation monetary adjustments		(75)	(30)
Goodwill ending balance		119,166		$ 120,971
Carrying amount		119,166		120,971
Acquisition cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		123,702	128,119	128,119
Effect of movements in foreign exchange		(1,876)		(4,723)
Acquisitions through business combinations				185
Transfers (to)/from intangible assets		58
Hyperinflation monetary adjustments		111		120
Goodwill ending balance		121,995		123,702
Carrying amount		121,995		123,702
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill beginning balance		(2,731)	$ (5)	(5)
Effect of movements in foreign exchange		(98)		(226)
Impairment losses				(2,500)
Goodwill ending balance		(2,829)		(2,731)
Carrying amount		$ (2,829)		$ (2,731)